Equity Shares - Summary of Equity Shares Issued and Outstanding (Parenthetical) (Detail) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨)
Class Of Stock [Line Items]
Equity shares, par value | $ / shares		$ 0.000625		$ 0.000625
Equity shares, issued | shares		47,650,750		41,040,028
Ownership interest		26.00%
Proceeds from FPO net of issuance expense	₨ 5,330	$ 70.7	₨ 13,706		₨ 16
Caisse De Depot Et Placement Du Quebec [Member]
Class Of Stock [Line Items]
Proceeds from issuance of private placement	₨ 5,317	$ 70.5
du Quebec (CDPQ) [Member] | Caisse De Depot Et Placement Du Quebec [Member]
Class Of Stock [Line Items]
Ownership interest percentage by non-controlling owners		41.40%
Azure Power India Private Limited [Member]
Class Of Stock [Line Items]
Ownership interest percentage by non-controlling owners		0.01%
Private Placement [Member] | Caisse De Depot Et Placement Du Quebec [Member]
Class Of Stock [Line Items]
Equity shares, par value | $ / shares		$ 11.55
Proceeds from issuance of private placement | $		$ 75.0
Equity shares, issued | shares		6,493,506
Private Placement [Member] | Azure Power India Private Limited [Member]
Class Of Stock [Line Items]
Ownership interest		99.99%		97.20%
Follow-on Public Offering (FPO) [Member]
Class Of Stock [Line Items]
Equity shares, issued | shares				14,915,542
Equity shares, price per share | $ / shares				$ 12.50
Deferred FPO cost | $				$ 3.5
Proceeds from FPO net of issuance expense			₨ 13,637	$ 183.0